Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 974,835	₨ 714,742	₨ 556,604
Deferred tax expense (income) recognized in profit or loss	260,093	158,138
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(144,273)	(133,829)	(143,519)
Deferred tax expense (income) recognized in profit or loss	(10,444)	9,690
Deferred tax relating to items credited (charged) directly to equity	0	0
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	181,500	147,614	130,143
Deferred tax expense (income) recognized in profit or loss	33,886	17,471
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(28,571)	(34,145)	(35,670)
Deferred tax expense (income) recognized in profit or loss	5,574	1,525
Deferred tax relating to items credited (charged) directly to equity	0	0
Payment to the MSME Vendors [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	10,934
Deferred tax expense (income) recognized in profit or loss	10,934	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Employee Benefits [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	48,879	45,421	46,204
Deferred tax expense (income) recognized in profit or loss	3,458	(783)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Accounts Receivable [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	131,197	104,658	111,455
Deferred tax expense (income) recognized in profit or loss	26,539	(6,797)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Doubtful Advances [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	22,819	21,177	₨ 20,976
Deferred tax expense (income) recognized in profit or loss	1,642	201
Deferred tax relating to items credited (charged) directly to equity	₨ 0	₨ 0